Expenses by nature- Expenses by nature (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Raw materials and consumables	€ 162,473,680	€ 129,425,611	€ 105,030,465
Salaries, wages and employee benefits	34,267,193	33,200,439	22,877,775
Consultancy & audit	7,782,271	7,002,594	4,808,864
Advertising, vehicle and travel expense	2,843,971	1,510,759	1,341,142
Warranty	930,788	638,825	124,881
Lease expenses	442,966	630,450	190,673
Purchased services	3,560,031	5,160,291	2,443,355
Taxes, insurance costs, and other dues	3,899,512	4,543,214	1,993,462
Depreciation and amortization	6,890,792	6,101,398	7,043,590
Maintenance	1,670,003	1,679,108	1,704,322
Other	4,288,586	5,102,811	4,357,742
Total	€ 229,049,793	€ 194,995,500	€ 151,916,271